INCOME TAX AND DEFERRED TAX ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAX AND DEFERRED TAX ASSETS
Schedule of deferred tax assets

	2019	2018
Deferred tax items
Accounts receivable, net	$12,807	$49,963
Accrued expenses	112,954	162,089
Deferred income	26,429	64,153
Depreciation	(18,429)	—
Net operating loss carryforward	57,695	327,473
Total deferred items	191,456	603,678
Tax rate at	25%	25%
Deferred tax assets	47,864	150,920
Valuation allowance	(14,424)	(15,449)
Deferred tax assets, net	$33,440	$135,471

Schedule of provision for income taxes

	2019	2018	2017
Current	$206	$—	$338,194
Deferred tax adjustment	101,166	(134,454)	58,358
Change in valuation allowance	—	134,454	—
Total	$101,372	$—	$396,552

Schedule of reconciliation of the statutory income tax rate and the effective income tax rate

	2019	2018	2017
Hong Kong statutory income tax rate	16.5%	16.5%	—
Valuation allowance recognized with respect to the loss in the Hong Kong Company	(16.5)%	(16.5)%	—
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax exemptions and reliefs in the PRC companies	0.0%	0.0%	0.0%
Effect of loss carryforward in the PRC companies	(24.9)%	(25.0)%	0.0%
Effect of non-deductible expenses in the PRC companies	0.0%	0.0%	0.4%
Effective rate	0.1%	0.0%	25.4%